PROPERTY AND EQUIPMENT, NET - Additional Information (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Property, Plant and Equipment [Abstract]
Depreciation expenses		¥ 187,092	¥ 214,192	¥ 151,543
Business Combination, Recognized Identifiable Assets Acquired	¥ 22,540
Number of shares of equity interests issued	7,662,060